Earnings (Loss) Per Share - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	67,911,961	133,258,410
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	24,089,255	971,626
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	16,188,071	4,988,077
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	1,815,891	6,273,719
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	94,818,151
Founders Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	26,206,837
Earn-out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	25,818,744	0